Revenue (Narrative) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) oz	Dec. 31, 2017 USD ($) oz
Statement [Line Items]
Amount of gold sold in period | oz	147,950	206,079
Revenue from sale of silver | $	$ 0.6	$ 0.7
Royalty payable percentage	5.00%	5.00%